Description of Organization and Business Operations (Details Narrative) - USD ($)											1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 01, 2025	Aug. 22, 2025	Jun. 24, 2025	May 13, 2025	Apr. 11, 2025	Mar. 20, 2025	Jul. 25, 2024	Sep. 13, 2023	Aug. 15, 2022	Aug. 19, 2019	May 30, 2025	Mar. 30, 2025	Mar. 29, 2025	Apr. 30, 2024	Sep. 30, 2023	Jul. 31, 2023	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 26, 2025	Jul. 31, 2024	Jul. 10, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2022	Jul. 31, 2022
Equity, attributable to parent																						$ (167,120)				$ (3,947)
Titan Pharmaceuticals Inc [Member]
Aggregate severance payments									$ 400,000
Settlement expenses														$ 1,200,000
Cash, FDIC insured amount																		$ 250,000		$ 250,000
Cash and cash equivalents																		$ 0		0	$ 0
Rent expense																	$ 0		$ 64,000	$ 64,000	$ 128,000
Shares issued															$ 0.001			$ 0.001		$ 0.001	$ 0.001
Base salary						$ 60,000						$ 60,000,000
annual bonus percentage						50.00%
Equity, attributable to parent																	$ 3,231,000	$ 1,985,000	$ 3,231,000	$ 2,440,000	$ 6,642,000		$ 2,788,000	$ 1,877,000	$ 2,500,000			$ 3,994,000	$ 6,087,000	$ 1,363,000
Cash															$ 5,000,000.0			2,000,000.0
Proceed for private placement																		$ 5,500,000
Share Price															$ 10.00
Titan Pharmaceuticals Inc [Member] | Pro Neura [Member]
Asset sale description																we entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Fedson, Inc., a Delaware corporation (“Fedson”), for the sale of the ProNeura Assets. Our addiction portfolio consisted of the Probuphine and Nalmefene implant programs. The ProNeura Assets constituted only a portion of our assets. In August 2023, we entered into an Amendment and Extension Agreement (the “Amendment”) to the Asset Purchase Agreement, pursuant to which Fedson agreed to purchase our ProNeura Assets for a purchase price of $2.0 million, consisting of (i) $500,000 in readily available funds, paid in full on the Closing Date, (ii) $500,000 in the form of a promissory note due and payable on October 1, 2023 (the “Cash Note”) and (iii) $1,000,000 in the form of a promissory note due and payable on January 1, 2024 (the “Escrow Note”). We will also be eligible to receive potential milestone payments of up to $50 million on future net sales of the products and certain royalties on future net sales of the products. As further consideration, Fedson assumed all liabilities related to a pending employment claim against us. On the Closing Date, Fedson delivered a written guaranty by a principal of Fedson of all of Fedson’s obligations under both the Cash Note and Escrow Note. The Cash Note included provisions, which Fedson has exercised, allowing Fedson to extend the payment of the Cash Note to November 1, 2023, and again to December 1, 2023, upon payment of $5,000 for each extension. The Cash Note and Escrow Note were paid in December 2023 and January 2024, respectively. We received the funds from the escrow account in February 2024.
Titan Pharmaceuticals Inc [Member] | Sire Group Ltd [Member]
Shares issued											150,087
Titan Pharmaceuticals Inc [Member] | Sire Group Ltd [Member] | Sire Purchase Agreement [Member]
Shares issued								950,000
Titan Pharmaceuticals Inc [Member] | Blue Harbour [Member]
Shares issued		67,420									265,913
Titan Pharmaceuticals Inc [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life																				3 years
Titan Pharmaceuticals Inc [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life																				5 years
Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member]
Conversion of stock, shares converted										150,087
Share Price															$ 10.00
Stock Issued During Period, Shares, New Issues															950,000
Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member] | Sire Group Ltd [Member]
Conversion of stock, shares converted				139,882
Shares issued				$ 0.001
Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member] | Sire Group Ltd [Member] | Sire Purchase Agreement [Member]
Shares issued								$ 10.00
Agreegate purchase price								$ 9,500,000
Titan Pharmaceuticals Inc [Member] | Series B Preferred Stock [Member] | Blue Harbour [Member]
Conversion of stock, shares converted				79,773
Shares issued													100,000
Shares issued				$ 0.001
Titan Pharmaceuticals Inc [Member] | Series B Preferred Stock [Member] | Blue Harbour [Member] | Blue Harbour Asset Management LLC [Member]
Shares issued					100,000
Shares issued					$ 10.00
Agreegate purchase price			$ 60,000		$ 1,000,000
Equity, attributable to parent					$ 2,500,000
Titan Pharmaceuticals Inc [Member] | Series C Preferred Stock [Member] | Blue Harbour Asset Management LLC [Member]
Shares issued			$ 0.001
Titan Pharmaceuticals Inc [Member] | Series C Preferred Stock [Member] | Blue Harbour [Member] | Blue Harbour Asset Management LLC [Member]
Shares issued			$ 10.00
Agreegate purchase price			$ 600,000
TALENTEC SDN. BHD. [Member]
Equity, attributable to parent																$ (242,482)						$ 954,291				$ 679,813
Share Price	$ 8.524
Stock Issued During Period, Shares, New Issues	7,210,800						80,000
TALENTEC SDN. BHD. [Member] | Keda Pte Ltd [Member]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage																						100.00%
David Lazar [Member] | Activist Investing LLC [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist																															25.00%
Chairman of the Board and Chief Executive Officer [Member] | Talen Tec [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist										47.40%
Directors [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist										79.89%
Directors [Member] | Talen Tec and Titan [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist										86.70%
Officers [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist										20.11%
Officers [Member] | Talen Tec and Titan [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist										13.30%